Pension and Other Employee Obligations - Actuarial Assumptions For Gratuity Plans (Detail)	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of defined benefit plans [line items]
Expected rate of return on plan assets	7.40%		6.40%
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Rate of increase in compensation level	7.00%	8.00%	7.00%
Expected rate of return on plan assets		6.50%
Top of range [member]
Disclosure of defined benefit plans [line items]
Rate of increase in compensation level	14.00%	10.00%	8.00%
Expected rate of return on plan assets		6.60%
India [member]
Disclosure of defined benefit plans [line items]
Discount rate	7.40%		6.40%
India [member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate		6.20%
India [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate		6.60%
Philippines [member]
Disclosure of defined benefit plans [line items]
Discount rate	5.90%	1.70%	3.10%
Sri Lanka [member]
Disclosure of defined benefit plans [line items]
Discount rate	32.40%	16.40%	8.10%